SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred cost of goods sold	$ 14,000	$ 21,086	$ 647
Less: allowance for doubtful accounts
Deferred cost of goods sold, net balance	14,000	21,086	647
Other asset
Total	$ 14,000	$ 21,086	$ 647